Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001177017
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011

Investor Class | T. Rowe Price Retirement 2005 Fund
T . Rowe Price Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2005 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2005 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.58%
Total annual fund operating expenses	[1]	0.58%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2005 Fund	59	186	324	726

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	44.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.74% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.93 1.93
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.18 1.18 1.18
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.87 2.87 2.87
		International Emerging Market Stocks	Emerging Markets Stock	1.52
		Inflation Focused Stocks	Real Assets	2.23
Bonds	55.50	Domestic Investment-Grade Bonds	New Income	28.00
		Domestic High Yield Bonds	High Yield	4.00
		International Bonds	Emerging Markets Bond International Bond	4.00 4.00
		Inflation Focused Bonds	Inflation Focused Bond	15.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund.  You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2005 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 06/30/09 13.03% Worst Quarter 12/31/08 -12.02% The fund`s return for the six months ended 6/30/11 was 4.41%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2005 Fund		11.51%	5.13%	5.62%	Feb 27, 2004
T. Rowe Price Retirement 2005 Fund Returns after taxes on distributions		10.65%	4.00%	4.63%	Feb 27, 2004
T. Rowe Price Retirement 2005 Fund Returns after taxes on distributions and sale of fund shares		7.63%	3.86%	4.38%	Feb 27, 2004
T. Rowe Price Retirement 2005 Fund Dow Jones Target 2005 Index		8.90%	5.69%	5.44%
T. Rowe Price Retirement 2005 Fund Combined Index Portfolio	[1]	10.20%	4.37%	4.91%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 45.00% stocks ( 35.55% Russell 3000 Index, 9. 45% MSCI All Country World ex-U.S.Index), 55.00% bonds ( 40.00% Barclays Capital U.S. Aggregate Index , 15.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	none	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%	[3]
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
Annual Return 2005	rr_AnnualReturn2005	5.57%
Annual Return 2006	rr_AnnualReturn2006	11.50%
Annual Return 2007	rr_AnnualReturn2007	6.67%
Annual Return 2008	rr_AnnualReturn2008	(22.24%)
Annual Return 2009	rr_AnnualReturn2009	24.55%
Annual Return 2010	rr_AnnualReturn2010	11.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund`s return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.02%)
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	4.00%
Since inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	3.86%
Since inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T . Rowe Price Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	44.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.74% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.93 1.93
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.18 1.18 1.18
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.87 2.87 2.87
		International Emerging Market Stocks	Emerging Markets Stock	1.52
		Inflation Focused Stocks	Real Assets	2.23
Bonds	55.50	Domestic Investment-Grade Bonds	New Income	28.00
		Domestic High Yield Bonds	High Yield	4.00
		International Bonds	Emerging Markets Bond International Bond	4.00 4.00
		Inflation Focused Bonds	Inflation Focused Bond	15.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund.  You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2005 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 06/30/09 13.03% Worst Quarter 12/31/08 -12.02% The fund`s return for the six months ended 6/30/11 was 4.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2005 Fund | Dow Jones Target 2005 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	5.69%
Since inception	rr_AverageAnnualReturnSinceInception	5.44%
Investor Class | T. Rowe Price Retirement 2005 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.20%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.37%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	4.91%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 45.00% stocks ( 35.55% Russell 3000 Index, 9. 45% MSCI All Country World ex-U.S.Index), 55.00% bonds ( 40.00% Barclays Capital U.S. Aggregate Index , 15.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2010 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2010 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.61%
Total annual fund operating expenses	[1]	0.61%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2010 Fund	62	195	340	762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.0% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	25.09% 2.19 2.19
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.30 2.30
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.40 1.40 1.40
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.42 3.42 3.43
		International Emerging Market Stocks	Emerging Markets Stock	1.81
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	25.20
		Domestic High Yield Bonds	High Yield	3.60
		International Bonds	Emerging Markets Bond International Bond	3.60 3.60
		Inflation Focused Bonds	Inflation Focused Bond	11.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2010 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 06/30/09 14.87% Worst Quarter 12/31/08 -14.78% The fund`s return for the six months ended 6/30/11 was 4.56%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2010 Fund		12.70%	4.93%	8.57%	Sep 30, 2002
T. Rowe Price Retirement 2010 Fund Returns after taxes on distributions		11.92%	3.94%	7.74%	Sep 30, 2002
T. Rowe Price Retirement 2010 Fund Returns after taxes on distributions and sale of fund shares		8.43%	3.77%	7.14%	Sep 30, 2002
T. Rowe Price Retirement 2010 Fund Dow Jones Target 2010 Index		9.71%	5.36%	8.09%
T. Rowe Price Retirement 2010 Fund Combined Index Portfolio	[1]	11.42%	4.23%	7.77%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 53 .50% stocks ( 42.27 % Russell 3000 Index, 11. 23 % MSCI All Country World ex-U.S. Index), 46 .50% bonds ( 35.50% Barclays Capital U.S. Aggregate Index , 11 .00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%	[1]
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	11.11%
Annual Return 2005	rr_AnnualReturn2005	6.25%
Annual Return 2006	rr_AnnualReturn2006	12.84%
Annual Return 2007	rr_AnnualReturn2007	6.65%
Annual Return 2008	rr_AnnualReturn2008	(26.71%)
Annual Return 2009	rr_AnnualReturn2009	27.95%
Annual Return 2010	rr_AnnualReturn2010	12.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund`s return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.78%)
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	4.93%
Since inception	rr_AverageAnnualReturnSinceInception	8.57%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.92%
5 Years	rr_AverageAnnualReturnYear05	3.94%
Since inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.43%
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	25.09% 2.19 2.19
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.30 2.30
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.40 1.40 1.40
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.42 3.42 3.43
		International Emerging Market Stocks	Emerging Markets Stock	1.81
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	25.20
		Domestic High Yield Bonds	High Yield	3.60
		International Bonds	Emerging Markets Bond International Bond	3.60 3.60
		Inflation Focused Bonds	Inflation Focused Bond	11.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2010 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 06/30/09 14.87% Worst Quarter 12/31/08 -14.78% The fund`s return for the six months ended 6/30/11 was 4.56%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2010 Fund | Dow Jones Target 2010 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since inception	rr_AverageAnnualReturnSinceInception	8.09%
Investor Class | T. Rowe Price Retirement 2010 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.42%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.23%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	7.77%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 53 .50% stocks ( 42.27 % Russell 3000 Index, 11. 23 % MSCI All Country World ex-U.S. Index), 46 .50% bonds ( 35.50% Barclays Capital U.S. Aggregate Index , 11 .00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2015 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2015 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.65%
Total annual fund operating expenses	[1]	0.65%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2015 Fund	66	208	362	810

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	62.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	21.06% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.71 2.71
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.65 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	3.13
Bonds	37.50	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	6.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2015 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 06/30/09 16.50% Worst Quarter 12/31/08 -17.19% The fund`s return for the six months ended 6/30/11 was 4.88%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund		13.79%	4.83%	5.78%	Feb 27, 2004
T. Rowe Price Retirement 2015 Fund Returns after taxes on distributions		13.15%	3.96%	5.01%	Feb 27, 2004
T. Rowe Price Retirement 2015 Fund Returns after taxes on distributions and sale of fund shares		9.14%	3.76%	4.66%	Feb 27, 2004
T. Rowe Price Retirement 2015 Fund Dow Jones Target 2015 Index		10.94%	5.06%	5.77%
T. Rowe Price Retirement 2015 Fund Combined Index Portfolio	[1]	12.56%	4.10%	4.99%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 63.00 % stocks ( 49.77 % Russell 3000 Index, 13. 23 % MSCI All Country World ex-U.S. Index), 37 .00% bonds ( 30.50% Barclays Capital U.S. Aggregate Index , 6.50% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%	[1]
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
Annual Return 2005	rr_AnnualReturn2005	6.69%
Annual Return 2006	rr_AnnualReturn2006	13.73%
Annual Return 2007	rr_AnnualReturn2007	6.75%
Annual Return 2008	rr_AnnualReturn2008	(30.22%)
Annual Return 2009	rr_AnnualReturn2009	31.35%
Annual Return 2010	rr_AnnualReturn2010	13.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund`s return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
1 Year	rr_AverageAnnualReturnYear01	13.79%
5 Years	rr_AverageAnnualReturnYear05	4.83%
Since inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	3.96%
Since inception	rr_AverageAnnualReturnSinceInception	5.01%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.14%
5 Years	rr_AverageAnnualReturnYear05	3.76%
Since inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	62.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	21.06% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.71 2.71
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.65 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	3.13
Bonds	37.50	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	6.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2015 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 06/30/09 16.50% Worst Quarter 12/31/08 -17.19% The fund`s return for the six months ended 6/30/11 was 4.88%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2015 Fund | Dow Jones Target 2015 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	5.06%
Since inception	rr_AverageAnnualReturnSinceInception	5.77%
Investor Class | T. Rowe Price Retirement 2015 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.10%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.99%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 63.00 % stocks ( 49.77 % Russell 3000 Index, 13. 23 % MSCI All Country World ex-U.S. Index), 37 .00% bonds ( 30.50% Barclays Capital U.S. Aggregate Index , 6.50% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2020 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2020 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.69%
Total annual fund operating expenses	[1]	0.69%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2020 Fund	70	221	384	859

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	70.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.97% 11.11 11.11
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.87 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.55 4.55 4.56
		International Emerging Market Stocks	Emerging Markets Stock	2.41
		Inflation Focused Stocks	Real Assets	3.53
Bonds	29.50	Domestic Investment-Grade Bonds	New Income	18.20
		Domestic High Yield Bonds	High Yield	2.60
		International Bonds	Emerging Markets Bond International Bond	2.60 2.60
		Inflation Focused Bonds	Inflation Focused Bond	3.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2020 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 06/30/09 18.02% Worst Quarter 12/31/08 -19.28% The fund`s return for the six months ended 6/30/11 was 4.99%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2020 Fund		14.74%	4.62%	9.25%	Sep 30, 2002
T. Rowe Price Retirement 2020 Fund Returns after taxes on distributions		14.19%	3.82%	8.56%	Sep 30, 2002
T. Rowe Price Retirement 2020 Fund Returns after taxes on distributions and sale of fund shares		9.78%	3.64%	7.86%	Sep 30, 2002
T. Rowe Price Retirement 2020 Fund Dow Jones Target 2020 Index		12.42%	5.02%	9.65%
T. Rowe Price Retirement 2020 Fund Combined Index Portfolio	[1]	13.46%	3.89%	8.28%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 71.00 % stocks ( 56.09 % Russell 3000 Index, 14. 91 % MSCI All Country World ex-U.S. Index), 29 .00% bonds ( 26.00% Barclays Capital U.S. Aggregate Index , 3.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other expenses	rr_OtherExpensesOverAssets	none	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%	[3]
1 year	rr_ExpenseExampleYear01	70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	859
Annual Return 2003	rr_AnnualReturn2003	27.41%
Annual Return 2004	rr_AnnualReturn2004	12.82%
Annual Return 2005	rr_AnnualReturn2005	7.17%
Annual Return 2006	rr_AnnualReturn2006	14.66%
Annual Return 2007	rr_AnnualReturn2007	6.73%
Annual Return 2008	rr_AnnualReturn2008	(33.48%)
Annual Return 2009	rr_AnnualReturn2009	34.19%
Annual Return 2010	rr_AnnualReturn2010	14.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund`s return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	4.62%
Since inception	rr_AverageAnnualReturnSinceInception	9.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.19%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Since inception	rr_AverageAnnualReturnSinceInception	8.56%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	70.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.97% 11.11 11.11
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.87 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.55 4.55 4.56
		International Emerging Market Stocks	Emerging Markets Stock	2.41
		Inflation Focused Stocks	Real Assets	3.53
Bonds	29.50	Domestic Investment-Grade Bonds	New Income	18.20
		Domestic High Yield Bonds	High Yield	2.60
		International Bonds	Emerging Markets Bond International Bond	2.60 2.60
		Inflation Focused Bonds	Inflation Focused Bond	3.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 06/30/09 18.02% Worst Quarter 12/31/08 -19.28% The fund`s return for the six months ended 6/30/11 was 4.99%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2020 Fund | Dow Jones Target 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since inception	rr_AverageAnnualReturnSinceInception	9.65%
Investor Class | T. Rowe Price Retirement 2020 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.46%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.89%	[4]
Since inception	rr_AverageAnnualReturnSinceInception	8.28%	[4]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 71.00 % stocks ( 56.09 % Russell 3000 Index, 14. 91 % MSCI All Country World ex-U.S. Index), 29 .00% bonds ( 26.00% Barclays Capital U.S. Aggregate Index , 3.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2025 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2025 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.72%
Total annual fund operating expenses	[1]	0.72%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2025 Fund	74	230	401	894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.7% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	78.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.63% 14.87 14.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.38 3.38
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.06 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.04 5.04 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	3.90
Bonds	22.00	Domestic Investment-Grade Bonds	New Income	14.70
		Domestic High Yield Bonds	High Yield	2.10
		International Bonds	Emerging Markets Bond International Bond	2.10 2.10
		Inflation Focused Bonds	Inflation Focused Bond	1.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation  riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity  riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock  riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate  riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit  riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity  riskThis is the risk that a fund may not be able to sell a  holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing  riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2025 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 06/30/09 19.33% Worst Quarter 12/31/08 -20.90% The fund's return for the six months ended 6/30/11 was 5.15%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2025 Fund		15.37%	4.44%	5.79%	Feb 27, 2004
T. Rowe Price Retirement 2025 Fund Returns after taxes on distributions		14.91%	3.71%	5.16%	Feb 27, 2004
T. Rowe Price Retirement 2025 Fund Returns after taxes on distributions and sale of fund shares		10.19%	3.54%	4.78%	Feb 27, 2004
T. Rowe Price Retirement 2025 Fund Dow Jones Target 2025 Index		14.12%	5.00%	6.48%
T. Rowe Price Retirement 2025 Fund Combined Index Portfolio	[1]	14.13%	3.72%	4.95%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 78.00% stocks ( 61.62% Russell 3000 Index, 16. 38% MSCI All Country World ex-U.S.Index), 22.00% bonds ( 21.00% Barclays Capital U.S. Aggregate Index, 1.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%	[1]
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
Annual Return 2005	rr_AnnualReturn2005	7.42%
Annual Return 2006	rr_AnnualReturn2006	15.44%
Annual Return 2007	rr_AnnualReturn2007	6.81%
Annual Return 2008	rr_AnnualReturn2008	(35.90%)
Annual Return 2009	rr_AnnualReturn2009	36.29%
Annual Return 2010	rr_AnnualReturn2010	15.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.90%)
1 Year	rr_AverageAnnualReturnYear01	15.37%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.91%
5 Years	rr_AverageAnnualReturnYear05	3.71%
Since inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	3.54%
Since inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	78.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.63% 14.87 14.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.38 3.38
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.06 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.04 5.04 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	3.90
Bonds	22.00	Domestic Investment-Grade Bonds	New Income	14.70
		Domestic High Yield Bonds	High Yield	2.10
		International Bonds	Emerging Markets Bond International Bond	2.10 2.10
		Inflation Focused Bonds	Inflation Focused Bond	1.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation  riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity  riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock  riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate  riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit  riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity  riskThis is the risk that a fund may not be able to sell a  holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing  riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2025 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 06/30/09 19.33% Worst Quarter 12/31/08 -20.90% The fund's return for the six months ended 6/30/11 was 5.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Investor Class | T. Rowe Price Retirement 2025 Fund | Dow Jones Target 2025 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.12%
5 Years	rr_AverageAnnualReturnYear05	5.00%
Since inception	rr_AverageAnnualReturnSinceInception	6.48%
Investor Class | T. Rowe Price Retirement 2025 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.72%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.95%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 78.00% stocks ( 61.62% Russell 3000 Index, 16. 38% MSCI All Country World ex-U.S.Index), 22.00% bonds ( 21.00% Barclays Capital U.S. Aggregate Index, 1.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2030 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2030 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.74%
Total annual fund operating expenses	[1]	0.74%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2030 Fund	76	237	411	918

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.70% 18.00 18.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.64 3.64
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.22 2.22 2.22
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.43 5.43 5.43
		International Emerging Market Stocks	Emerging Markets Stock	2.87
		Inflation Focused Stocks	Real Assets	4.20
Bonds	16.00	Domestic Investment-Grade Bonds	New Income	11.20
		Domestic High Yield Bonds	High Yield	1.60
		International Bonds	Emerging Markets Bond International Bond	1.60 1.60
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation  riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity  riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock  riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate  riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit  riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity  riskThis is the risk that a fund may not be able to sell a  holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing  riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2030 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 06/30/09 20.10% Worst Quarter 12/31/08 -22.19% The fund's return for the six months ended 6/30/11 was 5.32%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2030 Fund		16.01%	4.32%	9.66%	Sep 30, 2002
T. Rowe Price Retirement 2030 Fund Returns after taxes on distributions		15.63%	3.66%	9.10%	Sep 30, 2002
T. Rowe Price Retirement 2030 Fund Returns after taxes on distributions and sale of fund shares		10.62%	3.49%	8.34%	Sep 30, 2002
T. Rowe Price Retirement 2030 Fund Dow Jones Target 2030 Index		15.67%	4.94%	10.94%
T. Rowe Price Retirement 2030 Fund Combined Index Portfolio	[1]	14.74%	3.61%	8.82%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 84.00% stocks ( 66.36% Russell 3000 Index, 17. 64% MSCI All Country World ex-U.S.Index), 16.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%	[1]
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
Annual Return 2003	rr_AnnualReturn2003	29.98%
Annual Return 2004	rr_AnnualReturn2004	14.15%
Annual Return 2005	rr_AnnualReturn2005	8.12%
Annual Return 2006	rr_AnnualReturn2006	16.14%
Annual Return 2007	rr_AnnualReturn2007	6.83%
Annual Return 2008	rr_AnnualReturn2008	(37.79%)
Annual Return 2009	rr_AnnualReturn2009	37.99%
Annual Return 2010	rr_AnnualReturn2010	16.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	3.66%
Since inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.70% 18.00 18.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.64 3.64
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.22 2.22 2.22
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.43 5.43 5.43
		International Emerging Market Stocks	Emerging Markets Stock	2.87
		Inflation Focused Stocks	Real Assets	4.20
Bonds	16.00	Domestic Investment-Grade Bonds	New Income	11.20
		Domestic High Yield Bonds	High Yield	1.60
		International Bonds	Emerging Markets Bond International Bond	1.60 1.60
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation  riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity  riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock  riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate  riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit  riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity  riskThis is the risk that a fund may not be able to sell a  holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing  riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2030 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 06/30/09 20.10% Worst Quarter 12/31/08 -22.19% The fund's return for the six months ended 6/30/11 was 5.32%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2030 Fund | Dow Jones Target 2030 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since inception	rr_AverageAnnualReturnSinceInception	10.94%
Investor Class | T. Rowe Price Retirement 2030 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	8.82%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 84.00% stocks ( 66.36% Russell 3000 Index, 17. 64% MSCI All Country World ex-U.S.Index), 16.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2035 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2035 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2035 Fund	78	243	422	942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.34% 20.56 20.56
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.86 3.86
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.36 2.36 2.36
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.75 5.75 5.75
		International Emerging Market Stocks	Emerging Markets Stock	3.04
		Inflation Focused Stocks	Real Assets	4.45
Bonds	11.00	Domestic Investment-Grade Bonds	New Income	7.70
		Domestic High Yield Bonds	High Yield	1.10
		International Bonds	Emerging Markets Bond International Bond	1.10 1.10
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2035 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 6/30/09 20.60% Worst Quarter 12/31/08 -22.97% The fund's return for the six months ended 6/30/11 was 5.48%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2035 Fund		16.34%	4.18%	5.71%	Feb 27, 2004
T. Rowe Price Retirement 2035 Fund Returns after taxes on distributions		16.04%	3.58%	5.20%	Feb 27, 2004
T. Rowe Price Retirement 2035 Fund Returns after taxes on distributions and sale of fund shares		10.84%	3.39%	4.79%	Feb 27, 2004
T. Rowe Price Retirement 2035 Fund Dow Jones Target 2035 Index		16.89%	4.87%	6.83%
T. Rowe Price Retirement 2035 Fund Combined Index Portfolio	[1]	15.11%	3.49%	4.91%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 89.00% stocks ( 70.31% Russell 3000 Index, 18. 69% MSCI All Country World ex-U.S.Index), 11.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Annual Return 2005	rr_AnnualReturn2005	8.05%
Annual Return 2006	rr_AnnualReturn2006	16.18%
Annual Return 2007	rr_AnnualReturn2007	6.81%
Annual Return 2008	rr_AnnualReturn2008	(38.88%)
Annual Return 2009	rr_AnnualReturn2009	39.04%
Annual Return 2010	rr_AnnualReturn2010	16.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	4.18%
Since inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.04%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	3.39%
Since inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Investor Class | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.34% 20.56 20.56
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.86 3.86
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.36 2.36 2.36
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.75 5.75 5.75
		International Emerging Market Stocks	Emerging Markets Stock	3.04
		Inflation Focused Stocks	Real Assets	4.45
Bonds	11.00	Domestic Investment-Grade Bonds	New Income	7.70
		Domestic High Yield Bonds	High Yield	1.10
		International Bonds	Emerging Markets Bond International Bond	1.10 1.10
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2035 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 6/30/09 20.60% Worst Quarter 12/31/08 -22.97% The fund's return for the six months ended 6/30/11 was 5.48%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2035 Fund | Dow Jones Target 2035 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.89%
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since inception	rr_AverageAnnualReturnSinceInception	6.83%
Investor Class | T. Rowe Price Retirement 2035 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.91%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 89.00% stocks ( 70.31% Russell 3000 Index, 18. 69% MSCI All Country World ex-U.S.Index), 11.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2040 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2040 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2040 Fund	78	243	422	942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.9% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2040 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 6/30/09 20.58% Worst Quarter 12/31/08 -22.96% The fund's return for the six months ended 6/30/11 was 5.40%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2040 Fund		16.51%	4.22%	9.64%	Sep 30, 2002
T. Rowe Price Retirement 2040 Fund Returns after taxes on distributions		16.21%	3.62%	9.11%	Sep 30, 2002
T. Rowe Price Retirement 2040 Fund Returns after taxes on distributions and sale of fund shares		10.96%	3.44%	8.34%	Sep 30, 2002
T. Rowe Price Retirement 2040 Fund Dow Jones Target 2040 Index		17.67%	4.84%	11.27%
T. Rowe Price Retirement 2040 Fund Combined Index Portfolio	[1]	15.17%	3.50%	8.75%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Annual Return 2003	rr_AnnualReturn2003	29.99%
Annual Return 2004	rr_AnnualReturn2004	14.11%
Annual Return 2005	rr_AnnualReturn2005	8.14%
Annual Return 2006	rr_AnnualReturn2006	16.24%
Annual Return 2007	rr_AnnualReturn2007	6.77%
Annual Return 2008	rr_AnnualReturn2008	(38.85%)
Annual Return 2009	rr_AnnualReturn2009	39.07%
Annual Return 2010	rr_AnnualReturn2010	16.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.96%)
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since inception	rr_AverageAnnualReturnSinceInception	9.11%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	3.44%
Since inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2040 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 6/30/09 20.58% Worst Quarter 12/31/08 -22.96% The fund's return for the six months ended 6/30/11 was 5.40%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2040 Fund | Dow Jones Target 2040 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since inception	rr_AverageAnnualReturnSinceInception	11.27%
Investor Class | T. Rowe Price Retirement 2040 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.50%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	8.75%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2045 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2045 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2045 Fund	78	243	422	942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2045 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 6/30/09 20.58% Worst Quarter 12/31/08 -22.98% The fund's return for the six months ended 6/30/11 was 5.34%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2045 Fund		16.44%	4.22%	5.48%	May 31, 2005
T. Rowe Price Retirement 2045 Fund Returns after taxes on distributions		16.14%	3.67%	4.96%	May 31, 2005
T. Rowe Price Retirement 2045 Fund Returns after taxes on distributions and sale of fund shares		10.91%	3.44%	4.56%	May 31, 2005
T. Rowe Price Retirement 2045 Fund Dow Jones Target 2045 Index		17.95%	4.89%	6.57%
T. Rowe Price Retirement 2045 Fund Combined Index Portfolio	[1]	15.17%	3.50%	4.55%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Annual Return 2006	rr_AnnualReturn2006	16.15%
Annual Return 2007	rr_AnnualReturn2007	6.84%
Annual Return 2008	rr_AnnualReturn2008	(38.83%)
Annual Return 2009	rr_AnnualReturn2009	39.10%
Annual Return 2010	rr_AnnualReturn2010	16.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.98%)
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since inception	rr_AverageAnnualReturnSinceInception	5.48%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.14%
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	3.44%
Since inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2005
Investor Class | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2045 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 6/30/09 20.58% Worst Quarter 12/31/08 -22.98% The fund's return for the six months ended 6/30/11 was 5.34%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2045 Fund | Dow Jones Target 2045 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
5 Years	rr_AverageAnnualReturnYear05	4.89%
Since inception	rr_AverageAnnualReturnSinceInception	6.57%
Investor Class | T. Rowe Price Retirement 2045 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.50%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	4.55%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2050 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2050 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2050 Fund	78	243	422	942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2050 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 6/30/09 20.55% Worst Quarter 12/31/08 -22.92% The fund's return for the six months ended 6/30/11 was 5.44%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2050 Fund		16.41%	1.40%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund Returns after taxes on distributions		16.11%	1.00%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund Returns after taxes on distributions and sale of fund shares		10.91%	1.05%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund Dow Jones Target 2050 Index		17.95%	2.13%
T. Rowe Price Retirement 2050 Fund Combined Index Portfolio	[1]	15.17%	0.54%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Annual Return 2007	rr_AnnualReturn2007	6.82%
Annual Return 2008	rr_AnnualReturn2008	(38.80%)
Annual Return 2009	rr_AnnualReturn2009	38.92%
Annual Return 2010	rr_AnnualReturn2010	16.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.92%)
1 Year	rr_AverageAnnualReturnYear01	16.41%
Since inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
Since inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.91%
Since inception	rr_AverageAnnualReturnSinceInception	1.05%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 6/30/09 20.55% Worst Quarter 12/31/08 -22.92% The fund's return for the six months ended 6/30/11 was 5.44%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	2.13%
Investor Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.54%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement 2055 Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement 2055 Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	0.76%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement 2055 Fund	78	243	422	942

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2055 Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 6/30/09 20.63% Worst Quarter 12/31/08 -23.02% The fund's return for the six months ended 6/30/11 was 5.40%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2055 Fund		16.41%	1.37%	Dec 29, 2006
T. Rowe Price Retirement 2055 Fund Returns after taxes on distributions		16.11%	0.92%	Dec 29, 2006
T. Rowe Price Retirement 2055 Fund Returns after taxes on distributions and sale of fund shares		10.89%	1.00%	Dec 29, 2006
T. Rowe Price Retirement 2055 Fund Dow Jones Target 2050 Index		17.95%	2.13%
T. Rowe Price Retirement 2055 Fund Combined Index Portfolio	[1]	15.17%	0.54%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Annual Return 2007	rr_AnnualReturn2007	6.82%
Annual Return 2008	rr_AnnualReturn2008	(38.89%)
Annual Return 2009	rr_AnnualReturn2009	38.97%
Annual Return 2010	rr_AnnualReturn2010	16.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
1 Year	rr_AverageAnnualReturnYear01	16.41%
Since inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.11%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.89%
Since inception	rr_AverageAnnualReturnSinceInception	1.00%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Investor Class | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2055 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 6/30/09 20.63% Worst Quarter 12/31/08 -23.02% The fund's return for the six months ended 6/30/11 was 5.40%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement 2055 Fund | Dow Jones Target 2050 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	2.13%
Investor Class | T. Rowe Price Retirement 2055 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.54%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Investor Class | T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Retirement Income Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee	[1]	none
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Investor Class T. Rowe Price Retirement Income Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.56%
Total annual fund operating expenses	[1]	0.56%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Retirement Income Fund	57	179	313	701

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement Income Fund Calendar Year Returns

Quarter Total Ended Return Best Quarter 6/30/09 11.53% Worst Quarter 12/31/08 -10.00% The fund's return for the six months ended 6/30/11 was 4.10%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Investor Class		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund		10.10%	5.06%	7.06%	Sep 30, 2002
T. Rowe Price Retirement Income Fund Returns after taxes on distributions		9.28%	3.82%	5.93%	Sep 30, 2002
T. Rowe Price Retirement Income Fund Returns after taxes on distributions and sale of fund shares		6.68%	3.66%	5.52%	Sep 30, 2002
T. Rowe Price Retirement Income Fund Dow Jones Moderately Conservative Portfolio Index		11.22%	5.14%	7.85%
T. Rowe Price Retirement Income Fund Combined Index Portfolio	[1]	8.70%	4.09%	6.04%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60% Russell 3000 Index, 8. 40% MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S.Aggregate Index , 30.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Investor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Maximum account fee	rr_MaximumAccountFee	20	[1],[2]
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%	[1]
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
Annual Return 2003	rr_AnnualReturn2003	16.25%
Annual Return 2004	rr_AnnualReturn2004	7.66%
Annual Return 2005	rr_AnnualReturn2005	4.87%
Annual Return 2006	rr_AnnualReturn2006	9.98%
Annual Return 2007	rr_AnnualReturn2007	6.09%
Annual Return 2008	rr_AnnualReturn2008	(18.39%)
Annual Return 2009	rr_AnnualReturn2009	22.07%
Annual Return 2010	rr_AnnualReturn2010	10.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.00%)
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	5.06%
Since inception	rr_AverageAnnualReturnSinceInception	7.06%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	3.82%
Since inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	3.66%
Since inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Investor Class | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment StyleBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement Income Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarter Total Ended Return Best Quarter 6/30/09 11.53% Worst Quarter 12/31/08 -10.00% The fund's return for the six months ended 6/30/11 was 4.10%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132 .
Investor Class | T. Rowe Price Retirement Income Fund | Dow Jones Moderately Conservative Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since inception	rr_AverageAnnualReturnSinceInception	7.85%
Investor Class | T. Rowe Price Retirement Income Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	6.04%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60% Russell 3000 Index, 8. 40% MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S.Aggregate Index , 30.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2005 Fund
T . Rowe Price Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.58%
Total annual fund operating expenses	[1]	0.83%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-Advisor Class	85	265	460	1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	44.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.74% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.93 1.93
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.18 1.18 1.18
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.87 2.87 2.87
		International Emerging Market Stocks	Emerging Markets Stock	1.52
		Inflation Focused Stocks	Real Assets	2.23
Bonds	55.50	Domestic Investment-Grade Bonds	New Income	28.00
		Domestic High Yield Bonds	High Yield	4.00
		International Bonds	Emerging Markets Bond International Bond	4.00 4.00
		Inflation Focused Bonds	Inflation Focused Bond	15.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2005 fund-Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	13.08%
Worst Quarter	12/31/08	-12.06%
The fund's return for the six months ended 6/30/11 was 4.15%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2005 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2005 Fund-Advisor Class		11.34%	2.09%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-Advisor Class Returns after taxes on distributions		10.57%	0.92%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		7.51%	1.20%	May 31, 2007
Dow Jones Target 2005 Index		8.90%	5.21%
Combined Index Portfolio	[1]	10.20%	1.47%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 45.00% stocks ( 35.55% Russell 3000 Index, 9. 45% MSCI All Country World ex-U.S.Index), 55.00% bonds ( 40.00% Barclays Capital U.S. Aggregate Index , 15.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[1]
1 year	rr_ExpenseExampleYear01	85
3 years	rr_ExpenseExampleYear03	265
5 years	rr_ExpenseExampleYear05	460
10 years	rr_ExpenseExampleYear10	1,025
Annual Return 2008	rr_AnnualReturn2008	(22.43%)
Annual Return 2009	rr_AnnualReturn2009	24.26%
Annual Return 2010	rr_AnnualReturn2010	11.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.06%)
1 Year	rr_AverageAnnualReturnYear01	11.34%
Since inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.57%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
Since inception	rr_AverageAnnualReturnSinceInception	1.20%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T . Rowe Price Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	44.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.74% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.93 1.93
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.18 1.18 1.18
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.87 2.87 2.87
		International Emerging Market Stocks	Emerging Markets Stock	1.52
		Inflation Focused Stocks	Real Assets	2.23
Bonds	55.50	Domestic Investment-Grade Bonds	New Income	28.00
		Domestic High Yield Bonds	High Yield	4.00
		International Bonds	Emerging Markets Bond International Bond	4.00 4.00
		Inflation Focused Bonds	Inflation Focused Bond	15.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2005 fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	13.08%
Worst Quarter	12/31/08	-12.06%
The fund's return for the six months ended 6/30/11 was 4.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2005 Fund | Dow Jones Target 2005 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
Since inception	rr_AverageAnnualReturnSinceInception	5.21%
Advisor Class | T. Rowe Price Retirement 2005 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.20%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	1.47%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 45.00% stocks ( 35.55% Russell 3000 Index, 9. 45% MSCI All Country World ex-U.S.Index), 55.00% bonds ( 40.00% Barclays Capital U.S. Aggregate Index , 15.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.61%
Total annual fund operating expenses	[1]	0.86%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-Advisor Class	88	274	477	1,061

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.0% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	25.09% 2.19 2.19
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.30 2.30
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.40 1.40 1.40
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.42 3.42 3.43
		International Emerging Market Stocks	Emerging Markets Stock	1.81
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	25.20
		Domestic High Yield Bonds	High Yield	3.60
		International Bonds	Emerging Markets Bond International Bond	3.60 3.60
		Inflation Focused Bonds	Inflation Focused Bond	11.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style riskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2010 Fund-Advisor Class Calendar Year Return

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	14.85%
Worst Quarter	12/31/08	-14.80%
The fund's return for the six months ended 6/30/11 was 4.45%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2010 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2010 Fund-Advisor Class		12.46%	4.67%	6.33%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-Advisor Class Returns after taxes on distributions		11.74%	3.75%	5.49%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		8.26%	3.58%	5.11%	Oct 31, 2003
Dow Jones Target 2010 Index		9.71%	5.36%	6.41%
Combined Index Portfolio	[1]	11.42%	4.23%	5.84%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 53.50% stocks ( 42.27% Russell 3000 Index, 11. 23% MSCI All Country World ex-U.S.Index), 46.50% bonds ( 35.50% Barclays Capital U.S. Aggregate Index , 11.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[1]
1 year	rr_ExpenseExampleYear01	88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	1,061
Annual Return 2004	rr_AnnualReturn2004	10.80%
Annual Return 2005	rr_AnnualReturn2005	6.05%
Annual Return 2006	rr_AnnualReturn2006	12.52%
Annual Return 2007	rr_AnnualReturn2007	6.42%
Annual Return 2008	rr_AnnualReturn2008	(26.88%)
Annual Return 2009	rr_AnnualReturn2009	27.60%
Annual Return 2010	rr_AnnualReturn2010	12.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.80%)
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	3.75%
Since inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	3.58%
Since inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	25.09% 2.19 2.19
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.30 2.30
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.40 1.40 1.40
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.42 3.42 3.43
		International Emerging Market Stocks	Emerging Markets Stock	1.81
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	25.20
		Domestic High Yield Bonds	High Yield	3.60
		International Bonds	Emerging Markets Bond International Bond	3.60 3.60
		Inflation Focused Bonds	Inflation Focused Bond	11.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style riskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2010 Fund-Advisor Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	14.85%
Worst Quarter	12/31/08	-14.80%
		The fund's return for the six months ended 6/30/11 was 4.45%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2010 Fund | Dow Jones Target 2010 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since inception	rr_AverageAnnualReturnSinceInception	6.41%
Advisor Class | T. Rowe Price Retirement 2010 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.42%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.23%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.84%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 53.50% stocks ( 42.27% Russell 3000 Index, 11. 23% MSCI All Country World ex-U.S.Index), 46.50% bonds ( 35.50% Barclays Capital U.S. Aggregate Index , 11.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.65%
Total annual fund operating expenses	[1]	0.90%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-Advisor Class	92	287	498	1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	62.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	21.06% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.71 2.71
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.65 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	3.13
Bonds	37.50	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	6.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style riskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2015 Fund-Advisor Class Calendar Year Return

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.39%
Worst Quarter	12/31/08	-17.14%
The fund's return for the six months ended 6/30/11 was 4.63%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2015 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund-Advisor Class		13.63%	0.69%	May 31, 2007
T. Rowe Price Retirement 2015 Fund-Advisor Class Returns after taxes on distributions		13.04%	(0.23%)	May 31, 2007
T. Rowe Price Retirement 2015 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		9.02%	0.17%	May 31, 2007
Dow Jones Target 2015 Index		10.94%	3.15%
Combined Index Portfolio	[1]	12.56%	0.21%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 63.00% stocks ( 49.77% Russell 3000 Index, 13. 23% MSCI All Country World ex-U.S.Index), 37.00% bonds ( 30.50% Barclays Capital U.S. Aggregate Index , 6.50% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%	[1]
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	287
5 years	rr_ExpenseExampleYear05	498
10 years	rr_ExpenseExampleYear10	1,108
Annual Return 2008	rr_AnnualReturn2008	(30.37%)
Annual Return 2009	rr_AnnualReturn2009	30.86%
Annual Return 2010	rr_AnnualReturn2010	13.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.14%)
1 Year	rr_AverageAnnualReturnYear01	13.63%
Since inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.04%
Since inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
Since inception	rr_AverageAnnualReturnSinceInception	0.17%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	62.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	21.06% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.71 2.71
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.65 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	3.13
Bonds	37.50	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	6.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style riskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2015 Fund-Advisor Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.39%
Worst Quarter	12/31/08	-17.14%
The fund's return for the six months ended 6/30/11 was 4.63%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2015 Fund | Dow Jones Target 2015 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.94%
Since inception	rr_AverageAnnualReturnSinceInception	3.15%
Advisor Class | T. Rowe Price Retirement 2015 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.21%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 63.00% stocks ( 49.77% Russell 3000 Index, 13. 23% MSCI All Country World ex-U.S.Index), 37.00% bonds ( 30.50% Barclays Capital U.S. Aggregate Index , 6.50% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.69%
Total annual fund operating expenses	[1]	0.94%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-Advisor Class	96	300	520	1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	70.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.97% 11.11 11.11
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.87 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.55 4.55 4.56
		International Emerging Market Stocks	Emerging Markets Stock	2.41
		Inflation Focused Stocks	Real Assets	3.53
Bonds	29.50	Domestic Investment-Grade Bonds	New Income	18.20
		Domestic High Yield Bonds	High Yield	2.60
		International Bonds	Emerging Markets Bond International Bond	2.60 2.60
		Inflation Focused Bonds	Inflation Focused Bond	3.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2020 Fund-Advisor Class Calendar Year Return

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	17.91%
Worst Quarter	12/31/08	-19.27%
The fund's return for the six months ended 6/30/11 was 4.89%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2020 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2020 Fund-Advisor Class		14.46%	4.37%	6.60%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-Advisor Class Returns after taxes on distributions		13.97%	3.62%	5.89%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		9.58%	3.45%	5.44%	Oct 31, 2003
Dow Jones Target 2020 Index		12.42%	5.02%	7.24%
Combined Index Portfolio	[1]	13.46%	3.89%	5.96%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 71.00% stocks ( 56.09% Russell 3000 Index, 14. 91% MSCI All Country World ex-U.S.Index), 29.00% bonds ( 26.00% Barclays Capital U.S. Aggregate Index , 3.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%	[1]
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	1,155
Annual Return 2004	rr_AnnualReturn2004	12.59%
Annual Return 2005	rr_AnnualReturn2005	6.91%
Annual Return 2006	rr_AnnualReturn2006	14.37%
Annual Return 2007	rr_AnnualReturn2007	6.52%
Annual Return 2008	rr_AnnualReturn2008	(33.62%)
Annual Return 2009	rr_AnnualReturn2009	33.77%
Annual Return 2010	rr_AnnualReturn2010	14.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
1 Year	rr_AverageAnnualReturnYear01	14.46%
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since inception	rr_AverageAnnualReturnSinceInception	6.60%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.97%
5 Years	rr_AverageAnnualReturnYear05	3.62%
Since inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	3.45%
Since inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	70.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.97% 11.11 11.11
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.87 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.55 4.55 4.56
		International Emerging Market Stocks	Emerging Markets Stock	2.41
		Inflation Focused Stocks	Real Assets	3.53
Bonds	29.50	Domestic Investment-Grade Bonds	New Income	18.20
		Domestic High Yield Bonds	High Yield	2.60
		International Bonds	Emerging Markets Bond International Bond	2.60 2.60
		Inflation Focused Bonds	Inflation Focused Bond	3.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund-Advisor Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	17.91%
Worst Quarter	12/31/08	-19.27%
		The fund's return for the six months ended 6/30/11 was 4.89%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2020 Fund | Dow Jones Target 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since inception	rr_AverageAnnualReturnSinceInception	7.24%
Advisor Class | T. Rowe Price Retirement 2020 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.46%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.89%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.96%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 71.00% stocks ( 56.09% Russell 3000 Index, 14. 91% MSCI All Country World ex-U.S.Index), 29.00% bonds ( 26.00% Barclays Capital U.S. Aggregate Index , 3.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.72%
Total annual fund operating expenses	[1]	0.97%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-Advisor Class	99	309	536	1,190

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.7% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	78.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.63% 14.87 14.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.38 3.38
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.06 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.04 5.04 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	3.90
Bonds	22.00	Domestic Investment-Grade Bonds	New Income	14.70
		Domestic High Yield Bonds	High Yield	2.10
		International Bonds	Emerging Markets Bond International Bond	2.10 2.10
		Inflation Focused Bonds	Inflation Focused Bond	1.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2025 Fund-Advisor Class Calendar Year Return

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.25%
Worst Quarter	12/31/08	-20.96%
The fund's return for the six months ended 6/30/11 was 5.00%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2025 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2025 Fund-Advisor Class		15.13%	(0.57%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-Advisor Class Returns after taxes on distributions		14.74%	(1.32%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.01%	(0.77%)	May 31, 2007
Dow Jones Target 2025 Index		14.12%	1.18%
Combined Index Portfolio	[1]	14.13%	(1.01%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 78.00% stocks ( 61.62% Russell 3000 Index, 16. 38% MSCI All Country World ex-U.S.Index), 22.00% bonds ( 21.00% Barclays Capital U.S. Aggregate Index , 1.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%	[1]
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
Annual Return 2008	rr_AnnualReturn2008	(36.08%)
Annual Return 2009	rr_AnnualReturn2009	35.99%
Annual Return 2010	rr_AnnualReturn2010	15.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.96%)
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%
Since inception	rr_AverageAnnualReturnSinceInception	(1.32%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.01%
Since inception	rr_AverageAnnualReturnSinceInception	(0.77%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	78.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.63% 14.87 14.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.38 3.38
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.06 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.04 5.04 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	3.90
Bonds	22.00	Domestic Investment-Grade Bonds	New Income	14.70
		Domestic High Yield Bonds	High Yield	2.10
		International Bonds	Emerging Markets Bond International Bond	2.10 2.10
		Inflation Focused Bonds	Inflation Focused Bond	1.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2025 Fund-Advisor Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.25%
Worst Quarter	12/31/08	-20.96%
The fund's return for the six months ended 6/30/11 was 5.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2025 Fund | Dow Jones Target 2025 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.12%
Since inception	rr_AverageAnnualReturnSinceInception	1.18%
Advisor Class | T. Rowe Price Retirement 2025 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.01%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 78.00% stocks ( 61.62% Russell 3000 Index, 16. 38% MSCI All Country World ex-U.S.Index), 22.00% bonds ( 21.00% Barclays Capital U.S. Aggregate Index , 1.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.74%
Total annual fund operating expenses	[1]	0.99%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund-Advisor Class	101	315	547	1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.70% 18.00 18.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.64 3.64
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.22 2.22 2.22
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.43 5.43 5.43
		International Emerging Market Stocks	Emerging Markets Stock	2.87
		Inflation Focused Stocks	Real Assets	4.20
Bonds	16.00	Domestic Investment-Grade Bonds	New Income	11.20
		Domestic High Yield Bonds	High Yield	1.60
		International Bonds	Emerging Markets Bond International Bond	1.60 1.60
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2030 Fund-Advisor Class Calendar Year Return

	Quarter Ended	Total Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.32%
The fund's return for the six months ended 6/30/11 was 5.18%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2030 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2030 Fund-Advisor Class		15.77%	4.07%	6.78%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund-Advisor Class Returns after taxes on distributions		15.42%	3.46%	6.23%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.44%	3.30%	5.73%	Oct 31, 2003
Dow Jones Target 2030 Index		15.67%	4.94%	8.00%
Combined Index Portfolio	[1]	14.74%	3.61%	6.15%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 84.00% stocks ( 66.36% Russell 3000 Index, 17. 64% MSCI All Country World ex-U.S.Index), 16.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[1]
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
Annual Return 2004	rr_AnnualReturn2004	13.79%
Annual Return 2005	rr_AnnualReturn2005	7.87%
Annual Return 2006	rr_AnnualReturn2006	15.88%
Annual Return 2007	rr_AnnualReturn2007	6.58%
Annual Return 2008	rr_AnnualReturn2008	(38.01%)
Annual Return 2009	rr_AnnualReturn2009	37.74%
Annual Return 2010	rr_AnnualReturn2010	15.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
1 Year	rr_AverageAnnualReturnYear01	15.77%
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.42%
5 Years	rr_AverageAnnualReturnYear05	3.46%
Since inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	3.30%
Since inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.70% 18.00 18.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.64 3.64
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.22 2.22 2.22
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.43 5.43 5.43
		International Emerging Market Stocks	Emerging Markets Stock	2.87
		Inflation Focused Stocks	Real Assets	4.20
Bonds	16.00	Domestic Investment-Grade Bonds	New Income	11.20
		Domestic High Yield Bonds	High Yield	1.60
		International Bonds	Emerging Markets Bond International Bond	1.60 1.60
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2030 Fund-Advisor Class Calendar Year Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.32%
		The fund's return for the six months ended 6/30/11 was 5.18%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2030 Fund | Dow Jones Target 2030 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since inception	rr_AverageAnnualReturnSinceInception	8.00%
Advisor Class | T. Rowe Price Retirement 2030 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.15%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 84.00% stocks ( 66.36% Russell 3000 Index, 17. 64% MSCI All Country World ex-U.S.Index), 16.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-Advisor Class	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.34% 20.56 20.56
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.86 3.86
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.36 2.36 2.36
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.75 5.75 5.75
		International Emerging Market Stocks	Emerging Markets Stock	3.04
		Inflation Focused Stocks	Real Assets	4.45
Bonds	11.00	Domestic Investment-Grade Bonds	New Income	7.70
		Domestic High Yield Bonds	High Yield	1.10
		International Bonds	Emerging Markets Bond International Bond	1.10 1.10
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2035 Fund-Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.50%
Worst Quarter	12/31/08	-23.01%
The fund's return for the six months ended 6/30/11 was 5.32%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2035 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2035 Fund-Advisor Class		16.08%	(1.25%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-Advisor Class Returns after taxes on distributions		15.81%	(1.86%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.64%	(1.25%)	May 31, 2007
Dow Jones Target 2035 Index		16.89%	(0.07%)
Combined Index Portfolio	[1]	15.11%	(1.71%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 89 .00% stocks ( 70.31 % Russell 3000 Index, 18. 69 % MSCI All Country World ex-U.S. Index), 11 .00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Annual Return 2008	rr_AnnualReturn2008	(39.03%)
Annual Return 2009	rr_AnnualReturn2009	38.65%
Annual Return 2010	rr_AnnualReturn2010	16.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.01%)
1 Year	rr_AverageAnnualReturnYear01	16.08%
Since inception	rr_AverageAnnualReturnSinceInception	(1.25%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
Since inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since inception	rr_AverageAnnualReturnSinceInception	(1.25%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.34% 20.56 20.56
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.86 3.86
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.36 2.36 2.36
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.75 5.75 5.75
		International Emerging Market Stocks	Emerging Markets Stock	3.04
		Inflation Focused Stocks	Real Assets	4.45
Bonds	11.00	Domestic Investment-Grade Bonds	New Income	7.70
		Domestic High Yield Bonds	High Yield	1.10
		International Bonds	Emerging Markets Bond International Bond	1.10 1.10
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2035 Fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.50%
Worst Quarter	12/31/08	-23.01%
The fund's return for the six months ended 6/30/11 was 5.32%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2035 Fund | Dow Jones Target 2035 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.89%
Since inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Advisor Class | T. Rowe Price Retirement 2035 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.71%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 89 .00% stocks ( 70.31 % Russell 3000 Index, 18. 69 % MSCI All Country World ex-U.S. Index), 11 .00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-Advisor Class	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.9% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2040 Fund-Advisor Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-23.03%
The fund's return for the six months ended 6/30/11 was 5.31%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2040 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2040 Fund-Advisor Class		16.13%	3.96%	6.70%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-Advisor Class Returns after taxes on distributions		15.88%	3.41%	6.19%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.68%	3.24%	5.68%	Oct 31, 2003
Dow Jones Target 2040 Index		17.67%	4.84%	8.20%
Combined Index Portfolio	[1]	15.17%	3.50%	6.07%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Annual Return 2004	rr_AnnualReturn2004	13.82%
Annual Return 2005	rr_AnnualReturn2005	7.83%
Annual Return 2006	rr_AnnualReturn2006	15.99%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(39.02%)
Annual Return 2009	rr_AnnualReturn2009	38.79%
Annual Return 2010	rr_AnnualReturn2010	16.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.03%)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	3.96%
Since inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2040 Fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.58%
Worst Quarter	12/31/08	-23.03%
		The fund's return for the six months ended 6/30/11 was 5.31%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2040 Fund | Dow Jones Target 2040 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since inception	rr_AverageAnnualReturnSinceInception	8.20%
Advisor Class | T. Rowe Price Retirement 2040 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.50%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.07%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-Advisor Class	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2045 Fund-Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.49%
Worst Quarter	12/31/08	-22.95%
The fund's return for the six months ended 6/30/11 was 5.27%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2045 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2045 Fund-Advisor Class		16.08%	(1.20%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-Advisor Class Returns after taxes on distributions		15.82%	(1.78%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.64%	(1.20%)	May 31, 2007
Dow Jones Target 2045 Index		17.95%	(0.24%)
Combined Index Portfolio	[1]	15.17%	(1.69%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Annual Return 2008	rr_AnnualReturn2008	(38.94%)
Annual Return 2009	rr_AnnualReturn2009	38.75%
Annual Return 2010	rr_AnnualReturn2010	16.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.95%)
1 Year	rr_AverageAnnualReturnYear01	16.08%
Since inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.82%
Since inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2045 Fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.49%
Worst Quarter	12/31/08	-22.95%
The fund's return for the six months ended 6/30/11 was 5.27%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2045 Fund | Dow Jones Target 2045 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Advisor Class | T. Rowe Price Retirement 2045 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-Advisor Class	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2050 Fund-Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.00%
The fund's return for the six months ended 6/30/11 was 5.15%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2050 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2050 Fund-Advisor Class		16.09%	1.15%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-Advisor Class Returns after taxes on distributions		15.84%	0.79%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.67%	0.85%	Dec 29, 2006
Dow Jones Target 2050 Index		17.95%	2.13%
Combined Index Portfolio	[1]	15.17%	0.54%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Annual Return 2007	rr_AnnualReturn2007	6.62%
Annual Return 2008	rr_AnnualReturn2008	(39.03%)
Annual Return 2009	rr_AnnualReturn2009	38.72%
Annual Return 2010	rr_AnnualReturn2010	16.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
1 Year	rr_AverageAnnualReturnYear01	16.09%
Since inception	rr_AverageAnnualReturnSinceInception	1.15%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Advisor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.84%
Since inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Advisor Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.67%
Since inception	rr_AverageAnnualReturnSinceInception	0.85%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Advisor Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.00%
The fund's return for the six months ended 6/30/11 was 5.15%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	2.13%
Advisor Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.54%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.01%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-Advisor Class	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2055 Fund-Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.49
Worst Quarter	12/31/08	-23.08
The fund's return for the six months ended 6/30/11 was 5.31%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement 2055 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2055 Fund-Advisor Class		16.07%	(1.25%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-Advisor Class Returns after taxes on distributions		15.82%	(1.70%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		10.63%	(1.22%)	May 31, 2007
Dow Jones Target 2050 Index		17.95%	(0.24%)
Combined Index Portfolio	[1]	15.17%	(1.69%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%	[1]
1 year	rr_ExpenseExampleYear01	103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	1,236
Annual Return 2008	rr_AnnualReturn2008	(39.08%)
Annual Return 2009	rr_AnnualReturn2009	38.71%
Annual Return 2010	rr_AnnualReturn2010	16.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
1 Year	rr_AverageAnnualReturnYear01	16.07%
Since inception	rr_AverageAnnualReturnSinceInception	(1.25%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.82%
Since inception	rr_AverageAnnualReturnSinceInception	(1.70%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.63%
Since inception	rr_AverageAnnualReturnSinceInception	(1.22%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
Advisor Class | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2055 Fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.49
Worst Quarter	12/31/08	-23.08
The fund's return for the six months ended 6/30/11 was 5.31%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement 2055 Fund | Dow Jones Target 2050 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Advisor Class | T. Rowe Price Retirement 2055 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Advisor Class | T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-Advisor Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.25%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.56%
Total annual fund operating expenses	[1]	0.81%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Advisor Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-Advisor Class	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement Income Fund-Advisor Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	11.35
Worst Quarter	12/31/08	-10.13
The fund's return for the six months ended 6/30/11 was 3.90%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - Advisor Class T. Rowe Price Retirement Income Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund-Advisor Class		9.82%	4.82%	5.54%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-Advisor Class Returns after taxes on distributions		9.09%	3.67%	4.48%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-Advisor Class Returns after taxes on distributions and sale of fund shares		6.48%	3.50%	4.21%	Oct 31, 2003
Dow Jones Moderately Conservative Portfolio Index		11.22%	5.14%	6.28%
Combined Index Portfolio	[1]	8.70%	4.09%	4.94%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60% Russell 3000 Index, 8. 40% MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S. Aggregate Index, 30.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
Advisor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[1]
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
Annual Return 2004	rr_AnnualReturn2004	7.39%
Annual Return 2005	rr_AnnualReturn2005	4.62%
Annual Return 2006	rr_AnnualReturn2006	9.72%
Annual Return 2007	rr_AnnualReturn2007	5.84%
Annual Return 2008	rr_AnnualReturn2008	(18.58%)
Annual Return 2009	rr_AnnualReturn2009	21.87%
Annual Return 2010	rr_AnnualReturn2010	9.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-Advisor Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-Advisor Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
Advisor Class | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's Advisor Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement Income Fund-Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	11.35
Worst Quarter	12/31/08	-10.13
		The fund's return for the six months ended 6/30/11 was 3.90%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
Advisor Class | T. Rowe Price Retirement Income Fund | Dow Jones Moderately Conservative Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since inception	rr_AverageAnnualReturnSinceInception	6.28%
Advisor Class | T. Rowe Price Retirement Income Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	4.94%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60% Russell 3000 Index, 8. 40% MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S. Aggregate Index, 30.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2005 Fund
T . Rowe Price Retirement 2005 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.58%
Total annual fund operating expenses	[1]	1.08%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2005 Fund T. Rowe Price Retirement 2005 Fund-R Class	110	344	597	1,320

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	44.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.74% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.93 1.93
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.18 1.18 1.18
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.87 2.87 2.87
		International Emerging Market Stocks	Emerging Markets Stock	1.52
		Inflation Focused Stocks	Real Assets	2.23
Bonds	55.50	Domestic Investment-Grade Bonds	New Income	28.00
		Domestic High Yield Bonds	High Yield	4.00
		International Bonds	Emerging Markets Bond International Bond	4.00 4.00
		Inflation Focused Bonds	Inflation Focused Bond	15.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2005 Fund-R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	12.83
Worst Quarter	12/31/08	-12.07
The fund's return for the six months ended 6/30/11 was 4.14%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2005 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2005 Fund-R Class		11.03%	1.82%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-R Class Returns after taxes on distributions		10.31%	0.74%	May 31, 2007
T. Rowe Price Retirement 2005 Fund-R Class Returns after taxes on distributions and sale of fund shares		7.29%	1.02%	May 31, 2007
Dow Jones Target 2005 Index		8.90%	5.21%
Combined Index Portfolio	[1]	10.20%	1.47%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 45.00% stocks ( 35.55% Russell 3000 Index, 9. 45% MSCI All Country World ex-U.S.Index), 55.00% bonds ( 40.00% Barclays Capital U.S. Aggregate Index , 15.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%	[1]
1 year	rr_ExpenseExampleYear01	110
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	597
10 years	rr_ExpenseExampleYear10	1,320
Annual Return 2008	rr_AnnualReturn2008	(22.59%)
Annual Return 2009	rr_AnnualReturn2009	23.91%
Annual Return 2010	rr_AnnualReturn2010	11.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.07%)
1 Year	rr_AverageAnnualReturnYear01	11.03%
Since inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%
Since inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2005 Fund | T. Rowe Price Retirement 2005 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%
Since inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T . Rowe Price Retirement 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	44.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	24.74% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.93 1.93
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.18 1.18 1.18
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.87 2.87 2.87
		International Emerging Market Stocks	Emerging Markets Stock	1.52
		Inflation Focused Stocks	Real Assets	2.23
Bonds	55.50	Domestic Investment-Grade Bonds	New Income	28.00
		Domestic High Yield Bonds	High Yield	4.00
		International Bonds	Emerging Markets Bond International Bond	4.00 4.00
		Inflation Focused Bonds	Inflation Focused Bond	15.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2005 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	12.83
Worst Quarter	12/31/08	-12.07
The fund's return for the six months ended 6/30/11 was 4.14%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2005 Fund | Dow Jones Target 2005 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
Since inception	rr_AverageAnnualReturnSinceInception	5.21%
R Class | T. Rowe Price Retirement 2005 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.20%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	1.47%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 45.00% stocks ( 35.55% Russell 3000 Index, 9. 45% MSCI All Country World ex-U.S.Index), 55.00% bonds ( 40.00% Barclays Capital U.S. Aggregate Index , 15.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.61%
Total annual fund operating expenses	[1]	1.11%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2010 Fund T. Rowe Price Retirement 2010 Fund-R Class	114	354	614	1,356

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.0% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	25.09% 2.19 2.19
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.30 2.30
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.40 1.40 1.40
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.42 3.42 3.43
		International Emerging Market Stocks	Emerging Markets Stock	1.81
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	25.20
		Domestic High Yield Bonds	High Yield	3.60
		International Bonds	Emerging Markets Bond International Bond	3.60 3.60
		Inflation Focused Bonds	Inflation Focused Bond	11.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2010 Fund-R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	14.73
Worst Quarter	12/31/08	-14.89
The fund's return for the six months ended 6/30/11 was 4.27%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2010 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2010 Fund-R Class		12.15%	4.42%	6.08%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-R Class Returns after taxes on distributions		11.51%	3.56%	5.29%	Oct 31, 2003
T. Rowe Price Retirement 2010 Fund-R Class Returns after taxes on distributions and sale of fund shares		8.04%	3.40%	4.92%	Oct 31, 2003
Dow Jones Target 2010 Index		9.71%	5.36%	6.41%
Combined Index Portfolio	[1]	11.42%	4.23%	5.84%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 53 .50% stocks ( 42.27 % Russell 3000 Index, 11. 23 % MSCI All Country World ex-U.S. Index), 46 .50% bonds ( 35.50% Barclays Capital U.S. Aggregate Index , 11 .00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[1]
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	354
5 years	rr_ExpenseExampleYear05	614
10 years	rr_ExpenseExampleYear10	1,356
Annual Return 2004	rr_AnnualReturn2004	10.65%
Annual Return 2005	rr_AnnualReturn2005	5.77%
Annual Return 2006	rr_AnnualReturn2006	12.35%
Annual Return 2007	rr_AnnualReturn2007	6.05%
Annual Return 2008	rr_AnnualReturn2008	(27.06%)
Annual Return 2009	rr_AnnualReturn2009	27.36%
Annual Return 2010	rr_AnnualReturn2010	12.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.89%)
1 Year	rr_AverageAnnualReturnYear01	12.15%
5 Years	rr_AverageAnnualReturnYear05	4.42%
Since inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2010 Fund | T. Rowe Price Retirement 2010 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2010 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19.0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	53.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	25.09% 2.19 2.19
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.30 2.30
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.40 1.40 1.40
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	3.42 3.42 3.43
		International Emerging Market Stocks	Emerging Markets Stock	1.81
		Inflation Focused Stocks	Real Assets	2.65
Bonds	47.00	Domestic Investment-Grade Bonds	New Income	25.20
		Domestic High Yield Bonds	High Yield	3.60
		International Bonds	Emerging Markets Bond International Bond	3.60 3.60
		Inflation Focused Bonds	Inflation Focused Bond	11.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2010 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	14.73
Worst Quarter	12/31/08	-14.89
		The fund's return for the six months ended 6/30/11 was 4.27%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
R Class | T. Rowe Price Retirement 2010 Fund | Dow Jones Target 2010 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since inception	rr_AverageAnnualReturnSinceInception	6.41%
R Class | T. Rowe Price Retirement 2010 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.42%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.23%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.84%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 53 .50% stocks ( 42.27 % Russell 3000 Index, 11. 23 % MSCI All Country World ex-U.S. Index), 46 .50% bonds ( 35.50% Barclays Capital U.S. Aggregate Index , 11 .00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2015 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1][2]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.65%
Total annual fund operating expenses	[1]	1.15%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0. 49%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2015 Fund T. Rowe Price Retirement 2015 Fund-R Class	118	367	635	1,402

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	62.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	21.06% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.71 2.71
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.65 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	3.13
Bonds	37.50	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	6.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2015 Fund-R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.33
Worst Quarter	12/31/08	-17.19
The fund's return for the six months ended 6/30/11 was 4.58%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2015 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2015 Fund-R Class		13.19%	0.43%	May 31, 2007
T. Rowe Price Retirement 2015 Fund-R Class Returns after taxes on distributions		12.63%	(0.46%)	May 31, 2007
T. Rowe Price Retirement 2015 Fund-R Class Returns after taxes on distributions and sale of fund shares		8.73%	(0.03%)	May 31, 2007
Dow Jones Target 2015 Index		10.94%	3.15%
Combined Index Portfolio	[1]	12.56%	0.21%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 63.00% stocks ( 49.77% Russell 3000 Index, 13. 23% MSCI All Country World ex-U.S.Index), 37.00% bonds ( 30.50% Barclays Capital U.S. Aggregate Index , 6.50% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1],[2]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[1]
1 year	rr_ExpenseExampleYear01	118
3 years	rr_ExpenseExampleYear03	367
5 years	rr_ExpenseExampleYear05	635
10 years	rr_ExpenseExampleYear10	1,402
Annual Return 2008	rr_AnnualReturn2008	(30.56%)
Annual Return 2009	rr_AnnualReturn2009	30.74%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.19%)
1 Year	rr_AverageAnnualReturnYear01	13.19%
Since inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.63%
Since inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2015 Fund | T. Rowe Price Retirement 2015 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.73%
Since inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	62.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	21.06% 6.84 6.84
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	2.71 2.71
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.65 1.65 1.65
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.04 4.04 4.04
		International Emerging Market Stocks	Emerging Markets Stock	2.14
		Inflation Focused Stocks	Real Assets	3.13
Bonds	37.50	Domestic Investment-Grade Bonds	New Income	21.70
		Domestic High Yield Bonds	High Yield	3.10
		International Bonds	Emerging Markets Bond International Bond	3.10 3.10
		Inflation Focused Bonds	Inflation Focused Bond	6.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2015 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.33
Worst Quarter	12/31/08	-17.19
The fund's return for the six months ended 6/30/11 was 4.58%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2015 Fund | Dow Jones Target 2015 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.94%
Since inception	rr_AverageAnnualReturnSinceInception	3.15%
R Class | T. Rowe Price Retirement 2015 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.56%	[3]
Since inception	rr_AverageAnnualReturnSinceInception	0.21%	[3]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0. 49%.
[3]	Combined Index Portfolio is an unmanaged portfolio composed of 63.00% stocks ( 49.77% Russell 3000 Index, 13. 23% MSCI All Country World ex-U.S.Index), 37.00% bonds ( 30.50% Barclays Capital U.S. Aggregate Index , 6.50% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.69%
Total annual fund operating expenses	[1]	1.19%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2020 Fund T. Rowe Price Retirement 2020 Fund-R Class	121	378	654	1,443

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	70.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.97% 11.11 11.11
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.87 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.55 4.55 4.56
		International Emerging Market Stocks	Emerging Markets Stock	2.41
		Inflation Focused Stocks	Real Assets	3.53
Bonds	29.50	Domestic Investment-Grade Bonds	New Income	18.20
		Domestic High Yield Bonds	High Yield	2.60
		International Bonds	Emerging Markets Bond International Bond	2.60 2.60
		Inflation Focused Bonds	Inflation Focused Bond	3.50

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2020 Fund - R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	17.82%
Worst Quarter	12/31/08	-19.32%
The fund's return for the six months ended 6/30/11 was 4.74%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2020 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2020 Fund-R Class		14.20%	4.10%	6.34%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-R Class Returns after taxes on distributions		13.78%	3.40%	5.69%	Oct 31, 2003
T. Rowe Price Retirement 2020 Fund-R Class Returns after taxes on distributions and sale of fund shares		9.39%	3.24%	5.25%	Oct 31, 2003
Dow Jones Target 2020 Index		12.42%	5.02%	7.24%
Combined Index Portfolio	[1]	13.46%	3.89%	5.96%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 71.00 % stocks ( 56.09 % Russell 3000 Index, 14. 91 % MSCI All Country World ex-U.S. Index), 29 .00% bonds ( 26.00% Barclays Capital U.S. Aggregate Index , 3.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[1]
1 year	rr_ExpenseExampleYear01	121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
Annual Return 2004	rr_AnnualReturn2004	12.37%
Annual Return 2005	rr_AnnualReturn2005	6.65%
Annual Return 2006	rr_AnnualReturn2006	14.02%
Annual Return 2007	rr_AnnualReturn2007	6.25%
Annual Return 2008	rr_AnnualReturn2008	(33.77%)
Annual Return 2009	rr_AnnualReturn2009	33.41%
Annual Return 2010	rr_AnnualReturn2010	14.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
1 Year	rr_AverageAnnualReturnYear01	14.20%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2020 Fund | T. Rowe Price Retirement 2020 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.39%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	70.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	16.97% 11.11 11.11
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.05 3.05
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.87 1.87 1.87
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	4.55 4.55 4.56
		International Emerging Market Stocks	Emerging Markets Stock	2.41
		Inflation Focused Stocks	Real Assets	3.53
Bonds	29.50	Domestic Investment-Grade Bonds	New Income	18.20
		Domestic High Yield Bonds	High Yield	2.60
		International Bonds	Emerging Markets Bond International Bond	2.60 2.60
		Inflation Focused Bonds	Inflation Focused Bond	3.50

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund - R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	17.82%
Worst Quarter	12/31/08	-19.32%
		The fund's return for the six months ended 6/30/11 was 4.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2020 Fund | Dow Jones Target 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since inception	rr_AverageAnnualReturnSinceInception	7.24%
R Class | T. Rowe Price Retirement 2020 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.46%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.89%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	5.96%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 71.00 % stocks ( 56.09 % Russell 3000 Index, 14. 91 % MSCI All Country World ex-U.S. Index), 29 .00% bonds ( 26.00% Barclays Capital U.S. Aggregate Index , 3.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2025 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.72%
Total annual fund operating expenses	[1]	1.22%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2025 Fund T. Rowe Price Retirement 2025 Fund-R Class	124	386	669	1,474

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.7% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	78.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.63% 14.87 14.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.38 3.38
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.06 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.04 5.04 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	3.90
Bonds	22.00	Domestic Investment-Grade Bonds	New Income	14.70
		Domestic High Yield Bonds	High Yield	2.10
		International Bonds	Emerging Markets Bond International Bond	2.10 2.10
		Inflation Focused Bonds	Inflation Focused Bond	1.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2025 Fund - R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.16%
Worst Quarter	12/31/08	-21.02%
The fund's return for the six months ended 6/30/11 was 4.85%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns

Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2025 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2025 Fund-R Class		14.90%	(0.80%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-R Class Returns after taxes on distributions		14.53%	(1.53%)	May 31, 2007
T. Rowe Price Retirement 2025 Fund-R Class Returns after taxes on distributions and sale of fund shares		9.85%	(0.95%)	May 31, 2007
Dow Jones Target 2025 Index		14.12%	1.18%
Combined Index Portfolio	[1]	14.13%	(1.01%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 78.00% stocks ( 61.62% Russell 3000 Index, 16. 38% MSCI All Country World ex-U.S.Index), 22.00% bonds ( 21.00% Barclays Capital U.S. Aggregate Index , 1.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[1]
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	386
5 years	rr_ExpenseExampleYear05	669
10 years	rr_ExpenseExampleYear10	1,474
Annual Return 2008	rr_AnnualReturn2008	(36.22%)
Annual Return 2009	rr_AnnualReturn2009	35.70%
Annual Return 2010	rr_AnnualReturn2010	14.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
1 Year	rr_AverageAnnualReturnYear01	14.90%
Since inception	rr_AverageAnnualReturnSinceInception	(0.80%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.53%
Since inception	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2025 Fund | T. Rowe Price Retirement 2025 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.85%
Since inception	rr_AverageAnnualReturnSinceInception	(0.95%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2025 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	78.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	13.63% 14.87 14.87
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.38 3.38
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.06 2.06 2.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.04 5.04 5.04
		International Emerging Market Stocks	Emerging Markets Stock	2.67
		Inflation Focused Stocks	Real Assets	3.90
Bonds	22.00	Domestic Investment-Grade Bonds	New Income	14.70
		Domestic High Yield Bonds	High Yield	2.10
		International Bonds	Emerging Markets Bond International Bond	2.10 2.10
		Inflation Focused Bonds	Inflation Focused Bond	1.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2025 Fund - R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.16%
Worst Quarter	12/31/08	-21.02%
The fund's return for the six months ended 6/30/11 was 4.85%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns

Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2025 Fund | Dow Jones Target 2025 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.12%
Since inception	rr_AverageAnnualReturnSinceInception	1.18%
R Class | T. Rowe Price Retirement 2025 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.13%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.01%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 78.00% stocks ( 61.62% Russell 3000 Index, 16. 38% MSCI All Country World ex-U.S.Index), 22.00% bonds ( 21.00% Barclays Capital U.S. Aggregate Index , 1.00% Barclays Capital U.S.Treasury Inflation Protected Securities (TIPS) 1-5 YearIndex). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund- R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.74%
Total annual fund operating expenses	[1]	1.24%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2030 Fund T. Rowe Price Retirement 2030 Fund- R Class	126	394	681	1,500

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.2% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.70% 18.00 18.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.64 3.64
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.22 2.22 2.22
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.43 5.43 5.43
		International Emerging Market Stocks	Emerging Markets Stock	2.87
		Inflation Focused Stocks	Real Assets	4.20
Bonds	16.00	Domestic Investment-Grade Bonds	New Income	11.20
		Domestic High Yield Bonds	High Yield	1.60
		International Bonds	Emerging Markets Bond International Bond	1.60 1.60
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2030 Fund - R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.33%
The fund's return for the six months ended 6/30/11 was 5.03%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2030 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2030 Fund- R Class		15.43%	3.80%	6.53%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund- R Class Returns after taxes on distributions		15.14%	3.24%	6.02%	Oct 31, 2003
T. Rowe Price Retirement 2030 Fund- R Class Returns after taxes on distributions and sale of fund shares		10.19%	3.08%	5.52%	Oct 31, 2003
Dow Jones Target 2030 Index		15.67%	4.94%	8.00%
Combined Index Portfolio	[1]	14.74%	3.61%	6.15%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 84.00 % stocks ( 66.36 % Russell 3000 Index, 17. 64 % MSCI All Country World ex-U.S. Index), 16.00 % bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund- R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[1]
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,500
Annual Return 2004	rr_AnnualReturn2004	13.71%
Annual Return 2005	rr_AnnualReturn2005	7.62%
Annual Return 2006	rr_AnnualReturn2006	15.60%
Annual Return 2007	rr_AnnualReturn2007	6.27%
Annual Return 2008	rr_AnnualReturn2008	(38.15%)
Annual Return 2009	rr_AnnualReturn2009	37.43%
Annual Return 2010	rr_AnnualReturn2010	15.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
1 Year	rr_AverageAnnualReturnYear01	15.43%
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund- R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.14%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2030 Fund | T. Rowe Price Retirement 2030 Fund- R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	3.08%
Since inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	84.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	10.70% 18.00 18.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.64 3.64
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.22 2.22 2.22
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.43 5.43 5.43
		International Emerging Market Stocks	Emerging Markets Stock	2.87
		Inflation Focused Stocks	Real Assets	4.20
Bonds	16.00	Domestic Investment-Grade Bonds	New Income	11.20
		Domestic High Yield Bonds	High Yield	1.60
		International Bonds	Emerging Markets Bond International Bond	1.60 1.60
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2030 Fund - R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	19.90%
Worst Quarter	12/31/08	-22.33%
		The fund's return for the six months ended 6/30/11 was 5.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2030 Fund | Dow Jones Target 2030 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Years	rr_AverageAnnualReturnYear05	4.94%
Since inception	rr_AverageAnnualReturnSinceInception	8.00%
R Class | T. Rowe Price Retirement 2030 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.74%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.61%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.15%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 84.00 % stocks ( 66.36 % Russell 3000 Index, 17. 64 % MSCI All Country World ex-U.S. Index), 16.00 % bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.26%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2035 Fund T. Rowe Price Retirement 2035 Fund-R Class	128	399	690	1,519

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.34% 20.56 20.56
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.86 3.86
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.36 2.36 2.36
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.75 5.75 5.75
		International Emerging Market Stocks	Emerging Markets Stock	3.04
		Inflation Focused Stocks	Real Assets	4.45
Bonds	11.00	Domestic Investment-Grade Bonds	New Income	7.70
		Domestic High Yield Bonds	High Yield	1.10
		International Bonds	Emerging Markets Bond International Bond	1.10 1.10
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2020 Fund - R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.11%
The fund's return for the six months ended 6/30/11 was 5.19%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2035 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2035 Fund-R Class		15.76%	(1.50%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-R Class Returns after taxes on distributions		15.51%	(2.09%)	May 31, 2007
T. Rowe Price Retirement 2035 Fund-R Class Returns after taxes on distributions and sale of fund shares		10.42%	(1.46%)	May 31, 2007
Dow Jones Target 2035 Index		16.89%	(0.07%)
Combined Index Portfolio	[1]	15.11%	(1.71%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 89 .00% stocks ( 70.31 % Russell 3000 Index, 18. 69 % MSCI All Country World ex-U.S. Index), 11 .00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[1]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,519
Annual Return 2008	rr_AnnualReturn2008	(39.24%)
Annual Return 2009	rr_AnnualReturn2009	38.54%
Annual Return 2010	rr_AnnualReturn2010	15.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
1 Year	rr_AverageAnnualReturnYear01	15.76%
Since inception	rr_AverageAnnualReturnSinceInception	(1.50%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
Since inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2035 Fund | T. Rowe Price Retirement 2035 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%
Since inception	rr_AverageAnnualReturnSinceInception	(1.46%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17.1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.34% 20.56 20.56
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.86 3.86
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.36 2.36 2.36
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.75 5.75 5.75
		International Emerging Market Stocks	Emerging Markets Stock	3.04
		Inflation Focused Stocks	Real Assets	4.45
Bonds	11.00	Domestic Investment-Grade Bonds	New Income	7.70
		Domestic High Yield Bonds	High Yield	1.10
		International Bonds	Emerging Markets Bond International Bond	1.10 1.10
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2020 Fund - R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.11%
The fund's return for the six months ended 6/30/11 was 5.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2035 Fund | Dow Jones Target 2035 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.89%
Since inception	rr_AverageAnnualReturnSinceInception	(0.07%)
R Class | T. Rowe Price Retirement 2035 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.71%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 89 .00% stocks ( 70.31 % Russell 3000 Index, 18. 69 % MSCI All Country World ex-U.S. Index), 11 .00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.26%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2040 Fund T. Rowe Price Retirement 2040 Fund-R Class	128	399	690	1,520

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.9% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2040 Fund-R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.08%
The fund's return for the six months ended 6/30/11 was 5.16%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2040 Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement 2040 Fund-R Class		15.92%	3.70%	6.46%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-R Class Returns after taxes on distributions		15.71%	3.18%	5.99%	Oct 31, 2003
T. Rowe Price Retirement 2040 Fund-R Class Returns after taxes on distributions and sale of fund shares		10.51%	3.02%	5.49%	Oct 31, 2003
Dow Jones Target 2040 Index		17.67%	4.84%	8.20%
Combined Index Portfolio	[1]	15.17%	3.50%	6.07%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[1]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,520
Annual Return 2004	rr_AnnualReturn2004	13.66%
Annual Return 2005	rr_AnnualReturn2005	7.64%
Annual Return 2006	rr_AnnualReturn2006	15.61%
Annual Return 2007	rr_AnnualReturn2007	6.27%
Annual Return 2008	rr_AnnualReturn2008	(39.18%)
Annual Return 2009	rr_AnnualReturn2009	38.44%
Annual Return 2010	rr_AnnualReturn2010	15.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
1 Year	rr_AverageAnnualReturnYear01	15.92%
5 Years	rr_AverageAnnualReturnYear05	3.70%
Since inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	3.18%
Since inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2040 Fund | T. Rowe Price Retirement 2040 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2040 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2040 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.08%
		The fund's return for the six months ended 6/30/11 was 5.16%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2040 Fund | Dow Jones Target 2040 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.67%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since inception	rr_AverageAnnualReturnSinceInception	8.20%
R Class | T. Rowe Price Retirement 2040 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.50%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	6.07%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10 % Russell 3000 Index, 18. 90 % MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2045 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.26%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2045 Fund T. Rowe Price Retirement 2045 Fund-R Class	128	399	690	1,519

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2045 Fund-R Class Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.02%
The fund's return for the six months ended 6/30/11 was 5.22%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2045 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2045 Fund-R Class		15.74%	(1.45%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-R Class Returns after taxes on distributions		15.50%	(2.01%)	May 31, 2007
T. Rowe Price Retirement 2045 Fund-R Class Returns after taxes on distributions and sale of fund shares		10.41%	(1.40%)	May 31, 2007
Dow Jones Target 2045 Index		17.95%	(0.24%)
Combined Index Portfolio	[1]	15.17%	(1.69%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[1]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,519
Annual Return 2008	rr_AnnualReturn2008	(39.08%)
Annual Return 2009	rr_AnnualReturn2009	38.44%
Annual Return 2010	rr_AnnualReturn2010	15.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
1 Year	rr_AverageAnnualReturnYear01	15.74%
Since inception	rr_AverageAnnualReturnSinceInception	(1.45%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.50%
Since inception	rr_AverageAnnualReturnSinceInception	(2.01%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2045 Fund | T. Rowe Price Retirement 2045 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2045 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2045 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	20.41%
Worst Quarter	12/31/08	-23.02%
The fund's return for the six months ended 6/30/11 was 5.22%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2045 Fund | Dow Jones Target 2045 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	(0.24%)
R Class | T. Rowe Price Retirement 2045 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2050 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.26%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2050 Fund T. Rowe Price Retirement 2050 Fund-R Class	128	399	690	1,519

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.8 % of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2050 Fund-R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.35%
Worst Quarter	12/31/08	-23.15%
The fund's return for the six months ended 6/30/11 was 5.07%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2050 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2050 Fund-R Class		15.81%	0.92%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-R Class Returns after taxes on distributions		15.60%	0.58%	Dec 29, 2006
T. Rowe Price Retirement 2050 Fund-R Class Returns after taxes on distributions and sale of fund shares		10.45%	0.66%	Dec 29, 2006
Dow Jones Target 2050 Index		17.95%	2.13%
Combined Index Portfolio	[1]	15.17%	0.54%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[1]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,519
Annual Return 2007	rr_AnnualReturn2007	6.42%
Annual Return 2008	rr_AnnualReturn2008	(39.17%)
Annual Return 2009	rr_AnnualReturn2009	38.36%
Annual Return 2010	rr_AnnualReturn2010	15.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.15%)
1 Year	rr_AverageAnnualReturnYear01	15.81%
Since inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
R Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since inception	rr_AverageAnnualReturnSinceInception	0.58%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
R Class | T. Rowe Price Retirement 2050 Fund | T. Rowe Price Retirement 2050 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.45%
Since inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
R Class | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2050 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22.8 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2050 Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2050 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.35%
Worst Quarter	12/31/08	-23.15%
The fund's return for the six months ended 6/30/11 was 5.07%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2050 Fund | Dow Jones Target 2050 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	2.13%
R Class | T. Rowe Price Retirement 2050 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	0.54%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2055 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.76%
Total annual fund operating expenses	[1]	1.26%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement 2055 Fund T. Rowe Price Retirement 2055 Fund-R Class	128	399	690	1,520

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement 2055 Fund-R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.14%
The fund's return for the six months ended 6/30/11 was 5.21%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement 2055 Fund		1 Year	Since inception	Inception date
T. Rowe Price Retirement 2055 Fund-R Class		15.70%	(1.50%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-R Class Returns after taxes on distributions		15.46%	(1.90%)	May 31, 2007
T. Rowe Price Retirement 2055 Fund-R Class Returns after taxes on distributions and sale of fund shares		10.37%	(1.41%)	May 31, 2007
Dow Jones Target 2050 Index		17.95%	(0.24%)
Combined Index Portfolio	[1]	15.17%	(1.69%)
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[1]
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,520
Annual Return 2008	rr_AnnualReturn2008	(39.22%)
Annual Return 2009	rr_AnnualReturn2009	38.48%
Annual Return 2010	rr_AnnualReturn2010	15.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
1 Year	rr_AverageAnnualReturnYear01	15.70%
Since inception	rr_AverageAnnualReturnSinceInception	(1.50%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.46%
Since inception	rr_AverageAnnualReturnSinceInception	(1.90%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2055 Fund | T. Rowe Price Retirement 2055 Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.37%
Since inception	rr_AverageAnnualReturnSinceInception	(1.41%)
Inception date	rr_AverageAnnualReturnInceptionDate	May 31, 2007
R Class | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. This fund may not be appropriate for an investor who plans to retire onor nearthe target date, but at an age well before or after age 65.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. While the fund does not guarantee a level of income, it is also intended to serve as a post-retirement investment vehicle with allocations designed to provide an income stream made up of regular withdrawals throughout retirement along with someportfolio growth that exceeds inflation.

Years to Retirement	40
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	35
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	30
Stocks	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90	90
Bonds	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10	10

Years to Retirement	25
Stocks	90	89.5	89.5	89	89	88.5	88.5	88	88	87.5	87.5	87	87	86.5	86.5	86	86	85.5	85.5	85
Bonds	10	10.5	10.5	11	11	11.5	11.5	12	12	12.5	12.5	13	13	13.5	13.5	14	14	14.5	14.5	15

Years to Retirement	20
Stocks	85	84.5	84.5	84	84	83.5	83.5	83	83	82.5	82.5	82	82	81.5	81	81	80.5	80	80	79.5
Bonds	15	15.5	15.5	16	16	16.5	16.5	17	17	17.5	17.5	18	18	18.5	19	19	19.5	20	20	20.5

Years to Retirement	15
Stocks	79	78.5	78.5	78	78	77.5	77.5	77	76.5	76.5	76	75.5	75	75	74.5	74	73.5	73.5	73	72.5
Bonds	21	21.5	21.5	22	22	22.5	22.5	23	23.5	23.5	24	24.5	25	25	25.5	26	26.5	26.5	27	27.5

Years to Retirement	10
Stocks	72	72	71.5	71	70.5	70	70	69.5	69	68.5	68	68	67.5	67	66.5	66	66	65.5	65	64.5
Bonds	28	28	28.5	29	29.5	30	30	30.5	31	31.5	32	32	32.5	33	33.5	34	34	34.5	35	35.5

Years to Retirement	5
Stocks	64	64	63.5	63	62.5	62	62	61.5	61	60.5	60	59.5	59	58.5	58	57.5	57	56.5	56	55.5
Bonds	36	36	36.5	37	37.5	38	38	38.5	39	39.5	40	40.5	41	41.5	42	42.5	43	43.5	44	44.5

Years to Retirement	0
Stocks	55	54.5	54	53.5	53	52.5	52	51.5	51	50.5	50	49.5	49	49	48.5	48	47.5	47	47	46.5
Bonds	45	45.5	46	46.5	47	47.5	48	48.5	49	49.5	50	50.5	51	51	51.5	52	52.5	53	53	53.5

Years Past Retirement	5
Stocks	46	45.5	45.5	45	44.5	44	44	43.5	43	43	42.5	42.5	42	42	41.5	41.5	41	41	40.5	40
Bonds	54	54.5	54.5	55	55.5	56	56	56.5	57	57	57.5	57.5	58	58	58.5	58.5	59	59	59.5	60

Years Past Retirement	10
Stocks	40	39.5	39.5	39	39	38.5	38.5	38	38	37.5	37.5	37	37	36.5	36.5	36	36	35.5	35.5	35
Bonds	60	60.5	60.5	61	61	61.5	61.5	62	62	62.5	62.5	63	63	63.5	63.5	64	64	64.5	64.5	65

Years Past Retirement	15
Stocks	35	34.5	34.5	34	34	33.5	33.5	33.5	33	33	33	32.5	32.5	32.5	32	32	32	31.5	31.5	31
Bonds	65	65.5	65.5	66	66	66.5	66.5	66.5	67	67	67	67.5	67.5	67.5	68	68	68	68.5	68.5	69

Years Past Retirement	20
Stocks	31	30.5	30.5	30	30	29.5	29.5	29	29	28.5	28.5	28	28	27.5	27.5	27	27	26.5	26.5	26
Bonds	69	69.5	69.5	70	70	70.5	70.5	71	71	71.5	71.5	72	72	72.5	72.5	73	73	73.5	73.5	74

Years Past Retirement	25
Stocks	26	25.5	25.5	25	25	24.5	24.5	24	24	23.5	23.5	23	23	22.5	22	22	21.5	21	21	20.5
Bonds	74	74.5	74.5	75	75	75.5	75.5	76	76	76.5	76.5	77	77	77.5	78	78	78.5	79	79	79.5

Years Past Retirement	30
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	35
Stocks	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20	20
Bonds	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80	80

Years Past Retirement	40
Stocks	20
Bonds	80

At the target date, the fund's allocation to stocks is anticipated to be approximately 55% of its assets. The fund's exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets. The remainder will be invested in fixed income securities. The allocations shown in the glide path are referred to as "neutral" allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of September 1, 2011.The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

2055
Asset Class		Sector	Fund	Neutral Allocation
Stocks	89.50%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	8.05% 20.99 20.99
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	3.90 3.90
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	2.38 2.38 2.38
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	5.82 5.82 5.81
		International Emerging Market Stocks	Emerging Markets Stock	3.08
		Inflation Focused Stocks	Real Assets	4.50
Bonds	9.50	Domestic Investment-Grade Bonds	New Income	7.00
		Domestic High Yield Bonds	High Yield	1.00
		International Bonds	Emerging Markets Bond International Bond	1.00 1.00
		Inflation Focused Bonds	Inflation Focused Bond	0.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement 2055 Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.45%
Worst Quarter	12/31/08	-23.14%
The fund's return for the six months ended 6/30/11 was 5.21%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement 2055 Fund | Dow Jones Target 2050 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.95%
Since inception	rr_AverageAnnualReturnSinceInception	(0.24%)
R Class | T. Rowe Price Retirement 2055 Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	(1.69%)	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 90.00% stocks ( 71.10% Russell 3000 Index, 18. 90% MSCI All Country World ex-U.S. Index), 10.00% bonds (Barclays Capital U.S. Aggregate Index). The percentages will vary over time and the indices may vary over time.

R Class | T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.56%
Total annual fund operating expenses	[1]	1.06%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-R Class	108	338	587	1,298

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement Income Fund-R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	11.39%
Worst Quarter	12/31/08	-10.20%
The fund's return for the six months ended 6/30/11 was 3.77%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement Income Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund-R Class		9.55%	4.56%	5.31%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-R Class Returns after taxes on distributions		8.90%	3.49%	4.33%	Oct 31, 2003
T. Rowe Price Retirement Income Fund-R Class Returns after taxes on distributions and sale of fund shares		6.30%	3.33%	4.06%	Oct 31, 2003
Dow Jones Moderately Conservative Portfolio Index		11.22%	5.14%	6.28%
Combined Index Portfolio	[1]	8.70%	4.09%	4.94%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60 % Russell 3000 Index, 8. 40 % MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S. Aggregate Index , 30.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
R Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-R Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	338
5 years	rr_ExpenseExampleYear05	587
10 years	rr_ExpenseExampleYear10	1,298
Annual Return 2004	rr_AnnualReturn2004	7.24%
Annual Return 2005	rr_AnnualReturn2005	4.54%
Annual Return 2006	rr_AnnualReturn2006	9.45%
Annual Return 2007	rr_AnnualReturn2007	5.57%
Annual Return 2008	rr_AnnualReturn2008	(18.80%)
Annual Return 2009	rr_AnnualReturn2009	21.59%
Annual Return 2010	rr_AnnualReturn2010	9.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended 6/30/11
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.20%)
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	4.56%
Since inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-R Class | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement Income Fund | T. Rowe Price Retirement Income Fund-R Class | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	3.33%
Since inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
R Class | T. Rowe Price Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Retirement Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.50%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Retirement Income Fund-R Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	11.39%
Worst Quarter	12/31/08	-10.20%
		The fund's return for the six months ended 6/30/11 was 3.77%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .
R Class | T. Rowe Price Retirement Income Fund | Dow Jones Moderately Conservative Portfolio Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	5.14%
Since inception	rr_AverageAnnualReturnSinceInception	6.28%
R Class | T. Rowe Price Retirement Income Fund | Combined Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.70%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	4.94%	[2]

[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60 % Russell 3000 Index, 8. 40 % MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S. Aggregate Index , 30.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 1, 2011